Disposal Group Held For Sale and Discontinued Operations - Schedule of Operating Results Attributed to the Discontinued Operation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Results Attributed to the Discontinued Operation [Abstract]
Revenues	$ 565,834	$ 542,380	$ 514,584
Cost of Revenues	332,834	303,423	292,046
Gross profit	233,000	238,957	222,538
Research and development expenses, net	74,448	66,302	63,476
Selling, marketing, general and administrative expenses	163,389	85,467	77,739
Operating income (loss)	(4,837)	87,188	81,323
Finance expenses (income), net	(175)	(2,324)	3,543
Income (loss) before taxes on income	(4,662)	89,512	77,780
Taxes on income (tax benefit)	14,172	17,891	14,241
Net Income (loss) discontinued operation	(18,834)	71,621	63,539
Income from sale of discontinued operation, net	578,314
Net Income from discontinued operation	559,480	71,621	63,539
Net Income (loss) from discontinued operation Attributable to:
Non-controlling interests from discontinued operations	(10,485)	40,494	35,264
Formula’s shareholders from discontinued operations	$ 569,965	$ 31,127	$ 28,275
Net earnings per share attributable to Formula’s shareholders :
Earnings per share from discontinued operations (basic) (in Dollars per share)	$ 37.24	$ 2.04	$ 1.85
Earnings per share from discontinued operations (diluted) (in Dollars per share)	$ 36.09	$ 1.99	$ 1.82